SEGMENTED REPORTING - Disclosure of operating and reportable segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Aug. 31, 2021
Disclosure of operating segments [line items]
Assets	$ 58,246		$ 58,246		$ 51,199
Liabilities	1,904		1,904		31,726
Total Comprehensive Loss (Income)	1,706	$ (523)	10,052	$ 2,705
Canada [Member]
Disclosure of operating segments [line items]
Assets	13,882		13,882		7,038
Liabilities	1,543		1,543		29,625
Total Comprehensive Loss (Income)			8,354	10,530
South Africa [Member]
Disclosure of operating segments [line items]
Assets	44,364		44,364		44,161
Liabilities	$ 361		361		$ 2,101
Total Comprehensive Loss (Income)			$ 1,698	$ (7,825)